Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents

“Cash and cash equivalents” as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011	2012
Cash	¥305,574	¥161,597
Certificates of deposit	210,000	20,000
Commercial paper	199,977	199,979
Bailment for consumption	50,000	140,000
Other	—	502

Total	¥765,551	¥522,078